Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Schedule of other current liabilities [Line Items]
Lease financing obligation, short-term portion	$ 12,569	$ 12,569
Derivative Liability, Current	1,628	31,054
Capital Lease Obligations, Current	10,668	10,747
Other Liabilities, Current	27,881	54,971
Business Combination, Contingent Consideration, Liability	2,396
Other Current Liabilities [Member]
Schedule of other current liabilities [Line Items]
Other Liabilities, Current	$ 3,016	$ 601